Expense Example, No Redemption - Invesco AMT-Free Municipal Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	507	682	871	1,418	163	505	871	1,696	61	192	335	750	53	167	291	653